Shareholder Report, Line Graph (Details) 199175_The Torray Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Torray Equity Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Torray Equity Income Fund
Accumulated Value	$ 21,405	$ 19,444	$ 15,569	$ 13,986	$ 14,599	$ 10,743	$ 11,435	$ 11,729	$ 10,752	$ 10,000	$ 26,295
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	34,718	29,960	23,566	20,325	22,895	17,455	14,315	13,909	11,623	10,000	$ 41,793
Morningstar US Large-Mid Cap Broad Value Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar US Large-Mid Cap Broad Value Total Return USD Index
Accumulated Value	$ 26,986	$ 24,510	$ 19,833	$ 17,836	$ 18,641	$ 13,943	$ 13,201	$ 13,043	$ 11,388	$ 10,000	$ 33,814